[LOGO] Eastern Point /(R)/
Advisors


                      Eastern Point Advisors Twenty Fund

                                 ANNUAL REPORT

                              September 30, 2004

             Eastern Point Advisors Twenty Fund
             -----------------------------------------------------
                                                September 30, 2004
             -----------------------------------------------------

The fiscal year for the Eastern Point Twenty Fund has ended. The total return for your fund was a negative 3.76% (includes sales load and redemption fee) for the Class A Shares (and a positive 2.29% for the Class C shares) for the period ending September 30, 2004. This compares with a total return of the S&P 500 of a positive 11.91% in the same time frame. The total return of your fund since inception is a positive 0.87% (includes sales load and redemption fee) for the Class A Shares (and a positive 0.42% for the Class C shares) versus a negative
2.36 percent for the S&P 500.

The market this year has been an interesting one with many investors finding themselves on the wrong side of things at inopportune times. For instance, at the beginning of this year most investors were expecting a continuation of last year's strong market but this was not the case. Most investors found themselves to be fully invested when it would have been better to hold more cash as the market disappointed for the first half of the year as it remained stuck within a narrow trading range.

Significant energy price increases have served as a hidden tax for the economy and individual investors alike as they are extremely wide-ranging and dampen margins of many companies both domestic and foreign.

Potential terrorist activities continue to serve as a vicious overhang to this market not dissimilar to the sword of Damocles although the market seems to be able to digest some of this fear. As is always the case, certain businesses will continue to benefit financially from these evildoers while other will not.

As we continue to seek out sustainable growth in our companies we are often led outside of the USA to countries, and sectors which, to put it mildly, seem extremely unusual on the face of it. Russia, it seems, continues to offer significant potential returns in their telecom sector although the direction of Putin's leadership is never easy to ascertain and price earnings ratios trade at sub par levels as a result of the uncertainty but potential growth rates there are overwhelming. Growth in China and rapid rises in commodity prices provided some investors with outsize returns in these areas not only from China's tremendous growth but also due to the extraordinary weakness of the dollar as evidenced by strength in precious metals. Residential real estate's performance continues to be extraordinary.

As a result of a mild recession corporate America has become "leaner and meaner". The downside of this, of course, is that job growth has been poor and many new jobs have been quite menial and of the low pay variety which will not be of great benefit to the tax rolls. It is everyone's hope, of course, that, sooner rather than later, that higher pay jobs will be created as this will be of benefit to all. In contrast to most, however, this author believes that the seeming exodus of jobs to places like India is a good thing, as this will only serve, eventually, to increase margins of many USA corporations. Clearly, companies like WalMart would not enjoy the success they do without the substantial assistance of foreign labor.

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             Eastern Point Advisors Twenty Fund
             -----------------------------------------------------
                                                September 30, 2004
             -----------------------------------------------------


It will come as a further surprise to forecast the following scenario - It is this author's belief that we are on the cusp of a tremendous bull market that will surprise the vast majority of both professional and non-professional investors alike. When we consider that there is almost two trillion dollars of cash away from the market and that individuals may be able to invest part of their social security in the stock market, it appears that the argument for stock ownership is extremely strong. To this end, we plan to be as fully invested as possible in what we consider to be outstanding growth companies, both domestic and foreign, for the foreseeable future.

Frederick F. Sears, Jr.
Portfolio Manager

                     Eastern Point Advisors Twenty Fund
                     --------------------------------------
                     FUND EXPENSES (Unaudited)
                     --------------------------------------

FundExpenses Example (Unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or contingent deferred sales charges on certain redemptions and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, April 1, 2004 and held for the six months ended September 30, 2004.

ActualExpenses Example
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HypotheticalExample for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses many not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                    Expenses Paid During
                               Beginning Account   Ending Account           Year*
                                     Value             Value        April 1, 2004 through
                                 April 1, 2004   September 30, 2004  September 30, 2004
Class A                        ----------------- ------------------ ---------------------
Actual........................      $1,000           $  940.92             $24.26
Hypothetical (5% return before
 expenses)....................      $1,000           $1,000.00             $25.00

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                    Eastern Point Advisors Twenty Fund
                    ----------------------------------------
                    FUND EXPENSES (Unaudited) (continued)
                    ----------------------------------------

                                                                    Expenses Paid During
                               Beginning Account   Ending Account           Year*
                                     Value             Value        April 1, 2004 through
                                 April 1, 2004   September 30, 2004  September 30, 2004
Class C                        ----------------- ------------------ ---------------------
Actual........................      $1,000            $938.10              $25.75
Hypothetical (5% return before
 expenses)....................      $1,000            $996.25              $28.70

-------------
* Expenses are equal to the Fund's annualized expense ratio of 5.00% for Class A and 5.75% for Class C, multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal half year divided by 366 days in the current year.

PortfolioHoldings, by Sector, as Percentage of Net Assets (Unaudited)
                                    [CHART]

     Eastern Point Advisors Twenty Fund Portfolio by Sector, as Percentage
                    of Net Assets as of 9/30/2004 (unaudited)

                                 Industry Sector

                     Agricultural Products       5.87%
                     Communications             26.19%
                     Electronics                 2.72%
                     Entertainment               6.83%
                     Financial                   4.27%
                     Manufacturing               3.80%
                     Medical                     4.11%
                     Metal and Steel            11.89%
                     Multimedia                  3.46%
                     Oil                        13.87%
                     Retail                     13.13%
                     Transportation              4.46%
                     Other liabilities, net     (0.60%)

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             Eastern Point Advisors Twenty Fund
             -----------------------------------------------------
             COMPARATIVE PERFORMANCE            September 30, 2004
             -----------------------------------------------------

                                    [CHART]

                Eastern Point Advisors
                  Twenty Fund Class A           S&P 500 Index
                  -------------------           -------------
10/19/99                 $ 9,425                   $10,000
 9/30/00                  14,430                    11,480
 9/30/01                   8,574                     8,424
 9/30/02                   8,701                     6,698
 9/30/03                  10,230                     7,896
 9/30/04                  10,551                     8,837



                                    [CHART]

                    Eastern Point Advisors
                      Twenty Fund Class C              S&P 500 Index
                      -------------------              -------------
10/29/99                   $10,000                        $10,000
 9/30/00                    14,440                         10,635
 9/30/01                     8,466                          7,804
 9/30/02                     8,559                          6,205
 9/30/03                     9,979                          7,308
 9/30/04                    10,207                          8,178



Note 1: The graph compares the increase in the value of a $10,000 investment in the Eastern Point Advisors Twenty Fund with the performance of the Standard & Poor's 500 Index. Unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses

Note 2: Class A Shares reflect the impact of sales charges on purchases. The maximum sales charge for the period indicated was 5.75%.

Average annual returns for the period ending September 30, 2004
Average annual return -- one          Average annual return since
year                                  inception
----------------------------          ---------------------------
 Class A                     -3.76%*   Class A                    1.07%***
 Class A                      3.14%    Class A                    2.25%
 Class C                      1.26%**  Class C                    0.21%**
 Class C                      2.28%    Class C                    0.42%

-------------
* includes sales load and redemption fee
**includes redemption fee
***includes sales load

             Eastern Point Advisors Twenty Fund
             -----------------------------------------------------
             SCHEDULE OF INVESTMENTS            September 30, 2004
             -----------------------------------------------------

                                               Market
Number of                                      Value
 Shares   Security Description                (Note 2)
--------- --------------------               ----------
          COMMON STOCK -- 100.57%
          AGRICULTURAL PRODUCTS -- 5.87%
    6,500 Potash Corp....................... $  417,105
                                             ----------
          COMMUNICATIONS -- 26.18%
   26,700 Earthlink Network*................    275,010
    7,900 J2 Global Communications Inc.*....    249,561
    2,100 Mobile Telesystems - SP ADR.......    304,479
    8,300 NII Holdings Inc. Class B*........    342,043
   17,500 Philippine Long Distance - SP ADR*    438,200
    2,300 Vimpel Communications - SP ADR*...    250,240
                                             ----------
                                              1,859,533
                                             ----------
          ELECTRONICS -- 2.72%
   12,000 Utstarcom, Inc.*..................    193,320
                                             ----------
          ENTERTAINMENT -- 6.83%
   12,000 Penn National Gaming Inc.*........    484,800
                                             ----------
          FINANCIAL -- 4.27%
   18,900 E*Trade Financial Corp*...........    215,838
    2,200 JP Morgan Chase & Co..............     87,406
                                             ----------
                                                303,244
                                             ----------
          MANUFACTURING -- 3.80%
    3,400 Mohawk Industries Inc.*...........    269,926
                                             ----------
          MEDICAL -- 4.11%
    8,200 KOS Pharmaceuticals Inc.*.........    292,002
                                             ----------
          METAL & STEEL -- 11.89%
    6,100 Inco Ltd.*........................    238,205
    3,200 Phelps Dodge Corp.................    294,496
    8,075 Steel Dynamics Inc................    311,857
                                             ----------
                                                844,558
                                             ----------
          MULTIMEDIA -- 3.46%
    8,700 Comcast Corp. Class A*............    245,688
                                             ----------
          OIL -- 13.87%
    6,500 CNOCC Ltd. ADR....................    341,900
   12,200 Maverick Tube Corp*...............    375,882
    7,800 Petrokazakhstan Inc. Class A......    267,306
                                             ----------
                                                985,088
                                             ----------
          RETAIL -- 13.12%
    7,500 Barnes & Noble Inc.*..............    277,500
   10,100 Grupo Elecktra SP ADR.............    272,397
   11,700 Petco Animal Supplies Inc.*.......    382,122
                                             ----------
                                                932,019
                                             ----------

                      See notes to financial statements.

             Eastern Point Advisors Twenty Fund
             ------------------------------------------------------
             SCHEDULE OF INVESTMENTS (continued) September 30, 2004
             ------------------------------------------------------

                                         Market
Number of                                Value
 Shares   Security Description          (Note 2)
--------- --------------------         ----------
          TRANSPORTATION -- 4.45%
   13,000 Honda Motor Co. Ltd ADR..... $  316,680
                                       ----------
          TOTAL INVESTMENTS -- 100.57%
           (Cost: $6,542,386 )**...... $7,143,963
                                       ----------
          OTHER ASSETS, NET -- (0.57%)    (40,685)
                                       ----------
          NET ASSETS -- 100.00%....... $7,103,278
                                       ==========

-------------
* Non-income producing
**Cost for Federal income tax purposes is $6,563,072 and net unrealized appreciation consists of:

                    Gross unrealized appreciation $608,667
                    Gross unrealized depreciation  (27,776)
                                                  --------
                    Net unrealized appreciation.. $580,891
                                                  ========

Investmentabbreviations:
ADR- American Depositary Receipt

                      See notes to financial statements.

             Eastern Point Advisors Twenty Fund
             ------------------------------------------------------
             STATEMENT OF ASSETS AND LIABILITIES September 30, 2004
             ------------------------------------------------------

ASSETS
  Investments at value (identified cost of $6,542,386) (Notes 2 & 5).          $ 7,143,963
  Cash...............................................................               57,299
  Receivables:
    Dividends........................................................ $  8,350
    Investment securities sold.......................................  696,239
    Fund shares sold.................................................       78
                                                                      --------
                                                                                   704,667
  Prepaid registration fees..........................................               11,371
                                                                               -----------
  Total Assets.......................................................            7,917,300
                                                                               -----------
LIABILITIES
  Payables:
    Investment advisory fees.........................................      162
    12B-1 fees.......................................................    8,976
    Fund shares redeemed.............................................  198,078
    Investment securities purchased..................................  591,118
                                                                      --------
                                                                                   798,334
  Accrued expenses and other liabilities.............................               15,688
                                                                               -----------
  Total Liabilities..................................................              814,022
                                                                               -----------
  NET ASSETS.........................................................          $ 7,103,278
                                                                               -----------
Class A Shares
NET ASSETS...........................................................          $ 4,935,473
                                                                               ===========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($4,935,473 / 455,818 shares outstanding)...........................          $     10.83
                                                                               ===========
MAXIMUM OFFERING PRICE PER SHARE
 ($10.83 X 100/94.25)................................................          $     11.49
                                                                               ===========
Class C Shares
NET ASSETS...........................................................          $ 2,167,805
                                                                               ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($2,167,805 / 220,134 shares outstanding)...........................          $      9.85
                                                                               ===========
  At September 30, 2004 components of net assets are:
    Paid in capital (Note 1).........................................          $ 9,936,541
    Accumulated net realized loss on investments.....................           (3,434,840)
    Net unrealized appreciation of investments.......................              601,577
                                                                               -----------
  Net Assets.........................................................          $ 7,103,278
                                                                               ===========

                      See notes to financial statements.

             Eastern Point Advisors Twenty Fund
             -----------------------------------------------------
                                                        Year Ended
             STATEMENT OF OPERATIONS            September 30, 2004
             -----------------------------------------------------

 INVESTMENT INCOME
   Dividend income........................................         $    85,658
                                                                   -----------
 EXPENSES
   Investment advisory fees (Note 3)...................... 125,632
   12b-1 fees--Class A (Note 4)...........................  14,325
   12b-1 fees--Class C (Note 4)...........................  26,035
   Recordkeeping and administrative services..............  20,046
   Professional fees......................................  42,514
   Transfer agent fees....................................  66,720
   Custodian and accounting fees..........................  41,607
   Shareholder servicing and reports (Note 4).............  21,367
   Registration...........................................  28,714
   Miscellaneous..........................................   6,037
                                                           -------
   Total expenses.........................................             392,997
   Recovery of expenses previously reimbursed (Note 3)....              40,647
                                                                   -----------
   Net expenses...........................................             433,644
                                                                   -----------
   Net investment loss....................................            (347,986)
                                                                   -----------
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on investments.......................           1,575,002
   Net decrease in unrealized appreciation on investments.          (1,075,134)
                                                                   -----------
   Net gain on investments................................             499,868
                                                                   -----------
   Net increase in net assets resulting from operations...         $   151,882
                                                                   ===========

                      See notes to financial statements.

                     Eastern Point Advisors Twenty Fund
                     -----------------------------------------
                     STATEMENT OF CHANGES IN NET ASSETS
                     -----------------------------------------

                                                       Year ended         Year ended
                                                   September 30, 2004 September 30, 2003
                                                   ------------------ ------------------
OPERATIONS
  Net investment loss.............................    $  (347,986)       $  (257,577)
  Net realized gain on investments................      1,575,002            366,776
  Change in net unrealized appreciation of
   investments....................................     (1,075,134)           898,245
                                                      -----------        -----------
  Net increase in net assets resulting from
   operations.....................................        151,882          1,007,444

CAPITAL SHARE TRANSACTIONS
  Net decrease in net assets resulting from
   capital share transactions*--Class A...........     (1,128,920)        (1,493,923)
  Net increase (decrease) in net assets resulting
   from capital share transactions*--Class C......      1,594,564           (123,291)
                                                      -----------        -----------
  Net increase (decrease) in net assets...........        617,526           (609,770)
  Net assets at beginning of year.................      6,485,752          7,095,522
                                                      -----------        -----------
NET ASSETS at the end of year.....................    $ 7,103,278        $ 6,485,752
                                                      ===========        ===========

* A summary of capital share transactions follows:

                                            Year ended             Year ended
                                        September 30, 2004     September 30, 2003
Class A Shares                        ---------------------  ---------------------
                                       Shares      Value      Shares      Value
                                      --------  -----------  --------  -----------
Shares sold..........................  148,726  $ 1,660,171    35,845  $   337,986
Shares redeemed...................... (252,447)  (2,789,091) (199,063)  (1,831,909)
                                      --------  -----------  --------  -----------
Net decrease......................... (103,721) $(1,128,920) (163,218) $(1,493,923)
                                      ========  ===========  ========  ===========

                                            Year ended             Year ended
                                        September 30, 2004     September 30, 2003
Class C Shares                        ---------------------  ---------------------
                                       Shares      Value      Shares      Value
                                      --------  -----------  --------  -----------
Shares sold..........................    5,239  $    53,852     2,870  $    24,380
Shares issued in acquisition (Note 7)  278,522    2,852,062        --           --
Shares redeemed...................... (126,895)  (1,311,350)  (17,241)    (147,671)
                                      --------  -----------  --------  -----------
Net increase (decrease)..............  156,866  $ 1,594,564   (14,371) $  (123,291)
                                      ========  ===========  ========  ===========

                      See notes to financial statements.

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                     [THIS PAGE INTENTIONALLY LEFT BLANK]

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                      Eastern Point Advisors Twenty Fund
                      ---------------------------------------
                      FINANCIAL HIGHLIGHTS
                      ---------------------------------------

For a share outstanding throughout each period

                                                                         Year ended
                                                                        September 30,
                                                                            2004
                                                                      ---------------
                                                                      Class A  Class C
                                                                      -------  -------
Per Share Operating Performance
Net asset value, beginning of period................................. $10.50   $ 9.63
                                                                      ------   ------
Income from investment operations:
  Net investment loss................................................  (0.50)   (0.55)
  Net realized and unrealized gain (loss) on investments.............   0.83     0.77
                                                                      ------   ------
Total from investment operations.....................................   0.33     0.22
                                                                      ------   ------
Less distributions from capital gains................................     --       --
                                                                      ------   ------
Net asset value, end of period....................................... $10.83   $ 9.85
                                                                      ======   ======
Total Return.........................................................   3.14%    2.28%
                                                                      ======   ======
Ratios/Supplemental Data
Net assets, end of period (000's).................................... $4,935   $2,168
Ratio to average net assets:
  Net investment loss................................................  (3.97%)  (4.72%)
  Operating expenses.................................................   5.00%    5.75%
  Operating expenses, excluding reimbursements, waivers & recoveries.   4.51%    5.25%
  Net investment loss excluding reimbursements, waivers & recoveries.  (3.48%)  (4.22%)
Portfolio turnover rate..............................................    390%     390%

--------------------------------------------------------------------------------
* The Eastern Point Advisors Twenty Fund SEC effective, October 18, 1999.
   Class A commenced operations on October 19, 1999;
   Class C commenced operations on October 29, 1999.
**Annualized
/(A)/Total return from Inception.
/(B)/Per share data based on average shares outstanding

                      See notes to financial statements.

                      Eastern Point Advisors Twenty Fund
                      ---------------------------------------
                      FINANCIAL HIGHLIGHTS (continued)
                      ---------------------------------------



                       Year ended September 30,
-----------------------------------------------------------------             Period Ended
      2003                  2002                       2001                September 30, 2000*
---------------   -------------------       ---------------------       -------------------
Class A  Class C    Class A      Class C       Class A       Class C      Class A      Class C
-------  -------  -------      -------      -------       -------       -------      -------
$ 8.93   $ 8.26   $ 8.80       $ 8.17       $ 15.41       $ 14.44       $10.00       $10.00
------   ------   ------       ------       -------       -------       ------       ------
 (0.41)   (0.48)   (0.45)/[B]/  (0.53)/[B]/   (0.46)/[B]/   (0.53)/[B]/  (0.65)/[B]/  (0.74)/[B]/
  1.98     1.85     0.58/[B]/    0.62/[B]/    (5.79)/[B]/   (5.38)/[B]/   6.06/[B]/    5.18/[B]/
------   ------   ------       ------       -------       -------       ------       ------
  1.57     1.37     0.13         0.09         (6.25)        (5.91)        5.41         4.44
------   ------   ------       ------       -------       -------       ------       ------
    --       --       --           --         (0.36)        (0.36)          --           --
------   ------   ------       ------       -------       -------       ------       ------
$10.50   $ 9.63   $ 8.93       $ 8.26       $  8.80       $  8.17       $15.41       $14.44
======   ======   ======       ======       =======       =======       ======       ======
 17.58%   16.58%    1.48%        1.10%       (40.96%)      (41.37%)      54.10%/[A]/  44.40%/[A]/
======   ======   ======       ======       =======       =======       ======       ======
$5,877   $  609   $6,454          642       $ 6,289       $   837       $9,587       $1,352
 (3.81%)  (4.67%)  (4.42%)      (5.17%)       (4.11%)       (4.86%)      (4.64%)**    (4.98%)**
  5.00%    5.75%    5.00%        5.75%         5.00%         5.75%        5.00%**      5.34%**
  5.27%    6.02%    5.88%        6.63%         5.15%         5.90%        7.07%**      7.82%**
 (4.08%)  (4.83%)  (5.30%)      (6.05%)       (4.26%)       (5.01%)      (6.71%)**    (7.46%)**
   311%     311%     469%         469%          674%          674%         606%         606%

--------------------------------------------------------------------------------

                      See notes to financial statements.

             Eastern Point Advisors Twenty Fund
             -----------------------------------------------------
             NOTES TO FINANCIAL STATEMENTS      September 30, 2004
             -----------------------------------------------------

(1)Organization
  Eastern Point Advisors Funds Trust, formerly, Investors Capital Funds Trust, (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as a non-diversified open-end management investment company. The Eastern Point Advisors Twenty Fund (the "Fund") is a series of the Trust.
  The Trust is authorized to issue an unlimited number of shares of beneficial interest of $.001 par value. The Fund currently offers two Classes of shares ("Class A" and "Class C"). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that each Class bears different distribution expenses. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class. Income, expenses (other than expenses attributable to a specific Class) and realized and unrealized gains or losses on investments are allocated to each Class of shares based on relative net assets.

(2)Significant Accounting Policies
  The Fund seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Fund normally concentrates its investments in a group of 20-30 common stocks. Due to the inherent risk in any investment program, the Fund cannot ensure that its investment objectives will be realized. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A.Security Valuation.
     The equity securities of the Fund listed or traded on a stock exchange are valued at the last sale prices on its principal exchange. If no sale price is reported, the last bid price is used. Securities traded over-the-counter are priced at the last available bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. The Fund may determine the fair value of any security in good faith in accordance with procedures approved by the Trustees if market quotations are not readily available, or if in the opinion of the Advisor any quotation of market price is not representative of the true market value.

   B.Security Transactions and Related Income.
     Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

   C.Use of Estimates.
     In preparing financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

          Eastern Point Advisors Twenty Fund
          ------------------------------------------------------------
          NOTES TO FINANCIAL STATEMENTS (continued) September 30, 2004
          ------------------------------------------------------------


   D.Net Asset Value Per Share.
     The Fund determines its net asset value per share (NAV) each business day at the close of regular trading on the New York Stock Exchange. The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. Class A and Class C shares are subject to a 1% redemption fee if the shares are redeemed within 12 months of acquisition. The redemption price per share is the same as the net asset value per share for both Class A and Class C if redeemed after 12 months from acquisition. Class A shares are purchased at the offering price per share which includes a 5.75% front-end sales charge.

   E.Federal Income Taxes.
     The Fund will distribute substantially all net investment income and long-term capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. It is the policy of the Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax to the Fund. Therefore, no Federal income or excise tax provision is required.

   F.Distributions to Shareholders.
     Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

   G.Other.
     In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However based on experience, the Fund expects the risk of loss to be remote.

(3)Investment Advisor
  Eastern Point Advisors, Inc. ("EPA") serves as the Fund's Investment Advisor. Pursuant to the terms of the Investment Advisory Agreement, EPA shall have full discretion to manage the assets of the Fund in accordance with its investment objective. As compensation for its services EPA receives, on a monthly basis, an investment advisory fee calculated at the annual rate of 1.50% of the Fund's average daily net assets. The Advisor has agreed to waive its advisory fees or reimburse other Fund expenses through September 30, 2005 so that the Fund's annual operating expenses will not exceed 5.00% for Class A shares and 5.75% for Class C shares, of the average daily net assets of the respective class.
  EPA will be entitled to reimbursement of fees waived or remitted to the Fund. The total amount of reimbursement recoverable by EPA is the sum of all fees previously waived or remitted by EPA to the Fund during any of the previous three years, less any

          Eastern Point Advisors Twenty Fund
          ------------------------------------------------------------
          NOTES TO FINANCIAL STATEMENTS (continued) September 30, 2004
          ------------------------------------------------------------

  reimbursement previously paid by the Fund to EPA with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of September 30, 2004 was $64,122, of which $40,647 has been recovered during the year then ended.

(4)Distribution Plan and Other Transactions with affiliates
  Investors Capital Corporation ("ICC") (the "Distributor"), serves as the Fund's principal distributor pursuant to a Distribution Agreement. The Distributor is an affiliate of Eastern Point Advisors.
  Class A - The Class A shares of the Fund have adopted a Rule 12b-1 Distribution Plan (the "Class A Plan") pursuant to Rule 12(b)-1 under the 1940 Act. The Class A Plan provides that the Fund will compensate the Distributor for payments to dealers or others with a distribution fee at the rate of 0.25% per annum of the average daily net assets of the Class A shares of the Fund. The fees payable under the Class A Plan shall be used to compensate the Distributor for any expenses primarily intended to result in the sale of the Fund's shares, including, but not limited to: payments the Distributor makes to broker-dealers or other financial institutions and industry professionals for providing distribution assistance and administrative support services to the holders of the Fund's Class A shares, payments made for the preparation, printing and distribution of advertisements and sales literature, and payments made for printing and distributing prospectuses and shareholders reports to other than existing shareholders of the Fund.
  Class C - The Class C shares of the Fund have also adopted a Rule 12b-1 Distribution Plan (the "Class C Plan") pursuant to Rule 12(b)-1 under the 1940 Act. The Class C Plan provides that the Fund will compensate the Distributor for payments to dealers or others with a distribution fee at the rate of 0.75% per annum of the average daily net assets of the Class C shares of the Fund. The fees payable under the Class C Plan shall be used to compensate the Distributor for any expenses primarily intended to result in the sale of the Fund's shares, including, but not limited to: payments the Distributor makes to broker-dealers or other financial institutions and industry professionals for providing distribution assistance and administrative support services to the holders of the Fund's Class C shares, payments made for the preparation, printing and distribution of advertisements and sales literature, and payments made for printing and distributing prospectuses and shareholders reports to other than existing shareholders of the Fund.
  The Class C Plan also provides that the Fund will compensate the Distributor with a servicing fee at the rate of .25% per annum of the average daily net assets of the Class C shares of the Fund. The servicing fee shall be used to pay, among other things: assisting in establishing and maintaining customer accounts and records, assisting with purchase and redemption requests, arranging for bank wires, monitoring dividend payments from the Trust on behalf of customers, furnishing personal services and maintaining shareholder accounts, facilitating certain shareholder communications from the Trust to customers, receiving and answering correspondence and aiding in maintaining the investment of the Fund's Class C shareholders.

          Eastern Point Advisors Twenty Fund
          ------------------------------------------------------------
          NOTES TO FINANCIAL STATEMENTS (continued) September 30, 2004
          ------------------------------------------------------------


  An officer of the Trust is also an officer of the Distributor and has more than 25% ownership interest in both Eastern Point and the Distributor.

BrokerCommissions
  The Fund intends to place substantially all of its securities transactions through their affiliated Distributor in accordance with procedures set forth in Rule 17e-1 under the 1940 Act. Eastern Point Advisors may also use non-affiliated brokers to execute portfolio transactions on behalf of the Fund. The Distributor provides brokerage services to the Fund. For the year ended September 30, 2004, the Fund incurred $155,519 in brokerage commissions with ICC.
  During the Period ended September 30, 2004, ICC received underwriting fees of $2,772 and also retained dealer's commission of $10,405 in connection with the Fund's capital shares. Certain officers and Trustees of the Fund are affiliated persons of the Advisor and the Distributor. No officer, Trustee or employee of the Advisor, CSS, or any affiliate thereof, received any compensation from the Trust for serving as an officer or Trustee of the Trust.

(5)Security Transactions
  The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended September 30, 2004, aggregated $31,073,380 and $33,473,742, respectively.

(6)Distributions to Shareholders and Tax Components of Capital
  As of September 30, 2004, the Fund had a capital loss carryforward of $3,414,154 which will expire September 30, 2010. A portion of the capital loss carryforward attributable to the Avalon Capital Appreciation Fund is subject to annual limitations.
  There were no distributions paid by the Fund for the year ended September 30, 2004 or for the year ended September 30, 2003.
  As of September 30, 2004, the Fund's most recent tax year, the components of distributable earnings on a tax basis were as follows:

                    Capital loss carryforwards $(3,414,154)
                    Unrealized Appreciation...     580,891
                                               -----------
                                               $(2,833,263)
                                               ===========

  Temporary book/tax differences are a result of differing treatments of wash/sale losses.

          Eastern Point Advisors Twenty Fund
          ------------------------------------------------------------
          NOTES TO FINANCIAL STATEMENTS (continued) September 30, 2004
          ------------------------------------------------------------


(7)Reclassification of Permanent Differences
  As a result of capital loss carryforward limitations, net operating losses and unrealized appreciation acquired in a merger, as of September 30, 2004, paid in capital, undistributed net investment loss, accumulated net realized losses on investments and net unrealized appreciation of investments were adjusted as follows:

Increase Increase Undistributed Decrease Accumulated  Increase in Net Unrealized
Paid in  Net Investment Income  Net Realized Loss on       Appreciation of
Capital          (Loss)             Investments              Investments
-------- ---------------------- --------------------  --------------------------
$583,434        $347,986                 $(1,887,033)          $955,613

(8)Acquisition of Assets
  Effective November 7, 2003, substantially all of the assets and stated liabilities of the Avalon Capital Appreciation Fund ("Acquired Fund") were transferred to the Fund ("Acquiring Fund") as part of an Agreement and Plan of Reorganization between Avalon and the Fund. Avalon shareholders received Class C shares of the Fund in exchange for their Avalon shares. No gain or loss for federal income tax purposes was recognized on the exchange. The details of the acquisition are as follows:

                       Eastern Point                    Eastern Point Advisors
                      Advisors Twenty  Avalon Capital    Twenty Fund Class C
                       Fund Class C   Appreciation Fund     Merged Assets
           -          --------------- ----------------- ----------------------
  Net Assets.........    $648,614        $2,852,062*          $3,500,676
  Shares Outstanding.      63,337           278,522              341,859
  Net Asset Value Per
    Share............    $  10.24        $    10.24           $    10.24

  Includes unrealized appreciation of $955,613 and a capital loss carryforward of $1,887,033 which the Fund may use to offset future gains.

                      REPORT OF INDEPENDENT
                      REGISTERED PUBLIC ACCOUNTING FIRM
                      -----------------------------------

Tothe Shareholders and Board of Trustees of
EasternPoint Advisors Funds Trust
Lynnfield,Massachusetts

We have audited the accompanying statement of assets and liabilities of the Eastern Point Advisors Twenty Fund, a series of shares of Eastern Point Advisors Fund Trust, including the schedule of portfolio investments, as of September 30, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended and the financial highlights for the respective periods from commencement of operations to September 30, 2004. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eastern Point Advisors Twenty Fund as of September 30, 2004, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the respective periods from commencement of operations to September 30, 2004 in conformity with accounting principles generally accepted in the United States of America.

/s/ Briggs, Bunting & Dougherty, LLP

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
October 29, 2004

                  Eastern Point Advisors Trust (the "Trust")
                  --------------------------------------------
                  SUPPLEMENTAL INFORMATION (Unaudited)
                  --------------------------------------------

  Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (877) ICFUNDS (877-423-8637).

                              Position(s)     Number of
                              Held with       Funds in                                   Other
                              Trust and       Trust     Principal Occupation(s)          Directorships
Name (Age) and Address        Tenure          Overseen  During the Past 5 Years          by Trustees
----------------------------- --------------- --------- -------------------------------- -------------
Interested Trustees:
*Theodore E. Charles (1) (60) Chairman of        1      Chairman, Chief Executive            None
230 Broadway East, Suite 203  the Board,                Officer and President,
Lynnfield, MA 01940           President and             Investors Capital Holdings
                              Trustee since             (1995 to present); Chief
                              October, 1999             Executive Officer, Investors
                                                        Capital Corporation and
                                                        Eastern Point Advisors, Inc.
                                                        (1991 to present).
Timothy B. Murphy (2) (39)    Treasurer and      1      President, Investors Capital         None
230 Broadway East, Suite 203  Trustee since             Corporation (1994 to
Lynnfield, MA 01940           October, 1999             present); President, Eastern
                                                        Point Advisors, Inc. (1995 to
                                                        present); Vice President,
                                                        Treasurer and Director,
                                                        Investors Capital Holdings
                                                        (1995 to present).
Non-interested Trustees:
Robert T. Martin, (36)        Trustee since      1      Director of Operations,              None
230 Broadway East, Suite 203  October, 1999             Ipswich Brewing Co., (1995 to
Lynnfield, MA 01940                                     present); Manager, Products
                                                        for Research, Inc., a scientific
                                                        equipment firm (1994-1995).
John S. Rando, Jr., (40)      Trustee since      1      Owner/Manager, Wal-Lex               None
230 Broadway East, Suite 203  October, 1999             Shopping Center (1986-
Lynnfield, MA 01940                                     present).
A. Marshall Acuff (64)        Trustee since             Portfolio Strategist, Senior VP
50 Bellona Arsenal            August, 2004              and Managing Director,
Midlothian, VA 23113                                    Solomon Smith Barney (1985-
                                                        2001); Founder, AMA
                                                        Investment Counsel, LLC, a
                                                        consulting group (2001-
                                                        present).
Officers:
Steven C. Preskenis, (34)     Secretary since    N/A    General Counsel of Investors         N/A
230 Broadway East, Suite 203  June, 2003                Capital Holdings, Investors
Lynnfield, MA 01940                                     Capital Corporation and
                                                        Eastern Point Advisors (May,
                                                        2003-present); Associate
                                                        Counsel to the above entities
                                                        (August 2000-May 2003);
                                                        Arbitration Attorney with John
                                                        Hancock (1998-July 2000).

               Eastern Point Advisors Trust (the "Trust")
               --------------------------------------------------
               SUPPLEMENTAL INFORMATION (Unaudited) (continued)
               --------------------------------------------------

(1)Mr. Charles is considered to be an "interested person" of the Trust because:
   (a) he is an officer of the Trust; and (b) he owns or controls various service providers.
(2)Mr. Murphy is considered to be an "interested person" of the Trust because:
   (a) he is an officer of the Trust; and (b) he is an officer of the Advisor to the Fund.

Each trustee holds office for an indefinite term and until the earlier of: the Trust's next meeting of shareholders and the election and qualification of his successor; or until the date a trustee dies, resigns or is removed in accordance with the Trust's Declaration of Trust and By-laws. Each officer holds office at the pleasure of the Board of Trustees and serves for a period of one year, or until his successor is duly elected and qualified.

               Eastern Point Advisors Twenty Fund
               --------------------------------------------------
               SUPPLEMENTAL INFORMATION (Unaudited) (continued)
               --------------------------------------------------


A.Proxy Voting Information (Unaudited)
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (877) ICFUNDS (877-423-8637) or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2004 is available on or through the SEC's website at www.sec.gov.

B.Portfolio Holdings (Unaudited)
Beginning with its first and third fiscal quarters ending on or after July 9, 2004, the Fund will file its complete schedule of portfolio holdings with the SEC on Form N-Q. The Fund's Form N-Q will be available without charge, upon request, by calling (877) ICFUNDS (877-423-8637) or on the SEC's website at www.sec.gov.

[LOGO] Eastern Point /(R)/
Advisors


                        Board of Trustees and Officers

      Theodore E. Charles,                               Robert T. Martin,
      President, Trustee                                 Trustee

      Timothy B. Murphy,                                 John S. Rando,
      Treasurer, Trustee                                 Trustee

      Steven C. Preskenis, Esq.,                         Marshall Acuff,
      Secretary                                          Trustee
      Legal Counsel
      --------------------------------------------------------------------

                                  Distributor
                         Investors Capital Corporation
                         230 Broadway East, Suite 203
                              Lynnfield, MA 01940

                                          Independent Registered Public
                  Custodian                      Accounting Firm
      Huntington Bancshares Incorporated Briggs, Bunting & Dougherty, LLP
              Huntington Center          Two Penn Center Plaza, Suite 820
              Columbus, OH 43287           Philadelphia, PA 19102-1732

                                Transfer Agent
                          Unified Fund Services, Inc.
                            431 N. Pennsylvania St.
                            Indianapolis, IN 46204

                          -------------------------------------------------
                          This report is submitted
                          for the general
                          information of the
                          shareholders of Eastern
                          Point Advisors Funds. It
                          is not authorized for
                          distribution to
                          prospective investors
                          unless preceded or
                          accompanied by a current
                          prospectus.
                          -------------------------------------------------

[LOGO] Eastern Point /(R)/
Advisors


                          Rising Dividend Growth Fund

                             A series of shares of
                      Eastern Point Advisors Funds Trust

                                 ANNUAL REPORT

                              September 30, 2004

Eastern Point Rising Dividend Growth Fund
--------------------------------------------------------------------------------


                                                             September 30, 2004

The first fiscal year for Eastern Point Rising Dividend Growth Fund has drawn to a close. The Fund received its first investments in mid-March 2004. At the time the S&P 500 was trading at 1110. Now, about six months later the S&P 500 closed at 1115. The total return for the Index was 1.5%. The Rising Dividend Growth Fund started with a net asset value of $10.00 and ended the period at $10.35, providing a total return of 3.9%. The performance of the S&P 500 is indicative of the range bound characteristic of the markets this year.

Investors have reacted to counter-balancing economic, corporate and geo-political news events by selling the market when it appeared to be expensive and buying it on dips, resulting in almost no change in the S&P 500. The litany of news included violence in the Middle East, Russia, and Spain, a dramatic increase in the price of energy, rising commodity prices, a large negative trade balance for the US, rising Fed funds rates, disappointing jobs creation, continued corporate scandals, and an awful hurricane season. In spite of these difficulties corporate America was able to continue to generate earning growth above 15% for the last four quarters. Corporate cash levels are at all time highs providing balance sheets with good liquidity. Profit margins are at high levels. Corporations have spent the last four years improving efficiencies, cutting costs, and buying back shares. Many companies are now beginning to increase the dividend payout because of more favorable tax treatment. This is a positive for your Fund as we stress the importance of rising dividends.

Among the issues that concern us is the massive amount of debt that consumers have amassed over the past few years. The refinancing boom has encouraged homeowners to take equity out of their homes and the automakers are providing 60-month auto loans. As the consumer is about 70% of the domestic economy, their financial health is critical to the continued growth of the economy. There have been two tax cuts for individuals, which have provided additional liquidity. It was the consumer who spent enough to keep the last recession very shallow and short lived.

We now need business to take over as the engine of growth. So far this has not happened. Corporations are keeping their wallets zipped. Capital expenditures have been light and the rehiring of workers has been scant. Much of the incremental demand from the improving economy is being met by overseas sources. This has created large trade imbalances, which recently have been more than $50 billion a month. The trade deficit, the budget deficit and the consumer debt growth may have the effect of slowing the economy.

We believe that the current economic conditions require a conservative, dividend oriented investment philosophy such as the one employed for the Rising Dividend Growth Fund. Historically dividends provide about 46% of total return of the S&P 500. In slow growth times like what is projected for 2005, the rising dividend will help to provide more acceptable total returns.

We believe we are the only managers that own only stocks that have increased their dividends every year for at least ten years at an average rate of at least ten percent. We believe that the power of compounding at high rates will continue to produce positive performance for your capital investment and grow your income for the future.

                 Thomas W. L. Cameron     Jere E. Estes, CFA
                 Senior Portfolio Manager Co-Portfolio Manager

                 Rising Dividend Growth Fund
                 ----------------------------------------------
                 COMPARATIVE PERFORMANCE     September 30, 2004
                 ----------------------------------------------


                                    [CHART]

             Rising Dividend
               Growth Fund      S&P 500
                 Class A         Index
             ---------------    -------
3/23/2004        $9,425         $10,000
9/30/2004         9,794          10,213


Note 1: The graph compares the increase in the value of a $10,000 investment in the Rising Dividend Growth Fund with the performance of the Standard & Poor's 500 Index. Unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses

Note 2: Chart reflects the impact of sales charges on purchases. The maximum sales charge for the period indicated was 5.75%.

Total return since inception date of March 23, 2004

 Return, with sales load     (2.06%)
 Return, without sales load   3.92%

                         Rising Dividend Growth Fund
                         -----------------------------
                         FUND EXPENSES (Unaudited)
                         -----------------------------

Fund Expenses Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or contingent deferred sales charges on certain redemptions and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, April 1, 2004 and held for the six months ended September 30, 2004.

ActualExpenses Example
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HypotheticalExample for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses many not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                    Expenses Paid During
                               Beginning Account   Ending Account           Year*
                                     Value             Value        April 1, 2004 through
                                 April 1, 2004   September 30, 2004  September 30, 2004
                               ----------------- ------------------ ---------------------
Actual                              $1,000           $1,020.85              $8.34
Hypothetical (5% return before
 expenses)                          $1,000           $1,016.75              $8.32

--------------------------------------------------------------------------------
* -Expenses are equal to the Fund's annualized expense ratio of 1.65%, multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal half year divided by 366 days in the current year.

                    Rising Dividend Growth Fund
                    ---------------------------------------
                    FUND EXPENSES (Unaudited) (continued)
                    ---------------------------------------

B.  Portfolio Holdings, by Sector, as Percentage of Net Assets (unaudited)

                                    [CHART]

                          Rising Dividend Growth Fund
        Portfolio by Sector as Percentage of Net Assets as of 9/30/2004
                                  (unaudited)

                                Percentage of
Industry Sectors                 Net Assets
----------------                -------------
Aerospace/Defense                   2.43%
Agricultural Products               1.72%
Cosmetics/Toiletries                1.37%
Energy                             11.05%
Financial                          37.18%
Food/Diversified                    6.34%
Insurance                           5.55%
Machinery                           3.18%
Manufacturing/Diversified          13.24%
Medical                             8.84%
Real Estate Investment Trusts       4.86%
Retail                              2.78%
Other assets, net                   1.45%

              Rising Dividend Growth Fund
              ----------------------------------------------------
              SCHEDULE OF PORTFOLIO INVESTMENTS September 30, 2004
              ----------------------------------------------------


                                                Market
Number of                                       Value
 Shares   Security Description                 (Note 2)
--------- --------------------                ----------
          COMMON STOCK -- 98.55%
          AEROSPACE/DEFENSE -- 2.43%
    4,700 General Dynamics Corp.............. $  479,870
                                              ----------
          AGRICULTURAL PRODUCTS -- 1.72%
   20,000 Archer-Daniels-Midland Co..........    339,600
                                              ----------
          COSMETICS/TOILETRIES -- 1.37%
    6,000 Colgate Palmolive..................    271,080
                                              ----------
          ENERGY -- 11.05%
   14,000 Enbridge Energy Partners LP........    668,640
   16,700 Gulfterra Energy...................    701,066
    4,300 Penn Virginia Resource Partners, LP    172,000
   16,200 Sunoco Logistics...................    637,308
                                              ----------
                                               2,179,014
                                              ----------
          FINANCIAL -- 37.19%
   18,000 Amsouth Bancorporation.............    439,200
   22,000 Bank of America....................    953,260
   18,400 Citigroup Inc......................    811,808
    8,200 Compass Bancshares Inc.............    359,324
   15,500 Doral Financial Corp...............    642,785
   13,500 Eaton Vance Corp...................    545,265
   16,200 Glacier Bancorp....................    472,392
    9,500 MBIA Inc...........................    552,995
   16,000 National Penn Bancshares...........    511,520
   10,000 Northern Trust Corp................    408,000
   10,000 State Street Corp..................    427,100
   21,000 US Bancorp.........................    606,900
   10,100 Wells Fargo & Co...................    602,263
                                              ----------
                                               7,332,812
                                              ----------
          FOOD/DIVERSIFIED -- 6.34%
   23,000 Conagra Foods Inc..................    591,330
   22,000 Sysco Corp.........................    658,240
                                              ----------
                                               1,249,570
                                              ----------
          INSURANCE -- 5.55%
   11,000 Arthur J. Gallagher................    364,430
    9,000 Jefferson Pilot....................    446,940
    6,200 Marsh & McLennan...................    283,712
                                              ----------
                                               1,095,082
                                              ----------
          MACHINERY -- 3.18%
    7,800 Caterpillar Inc....................    627,510
                                              ----------

                      See Notes to Financial Statements.

        Rising Dividend Growth Fund
        ----------------------------------------------------------------
        SCHEDULE OF PORTFOLIO INVESTMENTS (continued) September 30, 2004
        ----------------------------------------------------------------

                                                   Market
Number of                                          Value
 Shares   Security Description                    (Note 2)
--------- --------------------                   -----------
          MANUFACTURING/DIVERSIFIED -- 13.24%
    9,200 Avery Dennison Corp................... $   605,176
   23,600 General Electric Co...................     792,488
   10,200 Proctor & Gamble Co...................     552,024
   11,500 Roper Industries......................     660,790
                                                 -----------
                                                   2,610,478
                                                 -----------
          MEDICAL -- 8.84%
   13,900 Abbot Labs............................     588,804
    9,200 Johnson & Johnson.....................     518,236
   19,300 Merck & Co. Inc.......................     636,900
                                                 -----------
                                                   1,743,940
                                                 -----------
          REAL ESTATE INVESTMENT TRUSTS -- 4.86%
   16,000 General Growth Properties.............     496,000
    9,000 Kimco Realty Corp.....................     461,700
                                                 -----------
                                                     957,700
                                                 -----------
          RETAIL -- 2.78%
   14,000 Home Depot Inc........................     548,800
                                                 -----------
          TOTAL INVESTMENTS -- 98.55%
           (Cost: $18,940,017)**................ $19,435,456
                                                 -----------
          OTHER ASSETS, NET -- 1.45%............     285,419
                                                 -----------
          NET ASSETS -- 100.00%................. $19,720,875
                                                 ===========

--------------------------------------------------------------------------------
**Cost for Federal income tax purpose is $18,940,017 and net unrealized appreciation consists of:

                    Gross unrealized appreciation $ 961,946
                    Gross unrealized depreciation  (466,507)
                                                  ---------
                    Net unrealized appreciation.. $ 495,439
                                                  =========

                      See Notes to Financial Statements.

             Rising Dividend Growth Fund
             ------------------------------------------------------
             STATEMENT OF ASSETS AND LIABILITIES September 30, 2004
             ------------------------------------------------------

ASSETS
  Investments at value (identified cost of $18,940,017) (Notes 2 & 6).          $19,435,456
  Cash................................................................            1,276,118
  Receivables:
    Dividends......................................................... $ 32,622
    Capital stock sold................................................  130,448
                                                                       --------
                                                                                    163,070
  Prepaid registration fees...........................................                8,667
                                                                                -----------
  Total Assets........................................................           20,883,311
                                                                                -----------
LIABILITIES
  Payable for securities purchases....................................            1,125,145
  Distributions payable...............................................                3,352
  Accrued advisor fees................................................                5,041
  Accrued 12b-1 fees..................................................               20,144
  Other accrued expenses..............................................                8,754
                                                                                -----------
  Total Liabilities...................................................            1,162,436
                                                                                -----------
NET ASSETS............................................................          $19,720,875
                                                                                ===========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (Note 2)
 ($19,720,875/1,905,265 shares outstanding)...........................          $     10.35
                                                                                ===========
MAXIMUM OFFERING PRICE PER SHARE
 ($10.35 x 100/94.25).................................................          $     10.98
                                                                                ===========
  At September 30, 2004 components of net assets are:
    Paid in capital (Note 1)..........................................          $19,199,577
    Accumulated net realized gain on investments......................               25,859
    Net unrealized appreciation of investments........................              495,439
                                                                                -----------
  Net Assets..........................................................          $19,720,875
                                                                                ===========

                      See Notes to Financial Statements.

               Rising Dividend Growth Fund
               -------------------------------------------------
                                           For the Period Ended*
               STATEMENT OF OPERATIONS        September 30, 2004
               -------------------------------------------------


   INVESTMENT INCOME
     Dividend Income......................................         $165,640
                                                                   --------
   EXPENSES
     Investment advisory fees (Note 3).................... $43,098
     12b-1 fees (Note 5)..................................  29,134
     Custody and accounting fees..........................  24,023
     Transfer agent fees..................................   5,294
     Shareholder servicing and reports....................  11,315
     Recordkeeping and administrative services (Note 4)...  10,863
     Miscellaneous........................................   1,943
     Registration fees....................................   8,631
                                                           -------
     Total expenses.......................................          134,301
     Less: fees waived (Note 3)...........................          (38,057)
                                                                   --------
     Net expenses.........................................           96,244
                                                                   --------
     Net investment income................................           69,396
                                                                   --------
   REALIZED AND UNREALIZED GAIN ON INVESTMENTS
     Net realized gain on investments.....................           27,272
     Net change in unrealized appreciation on investments.          495,439
                                                                   --------
     Net gain on investments..............................          522,711
                                                                   --------
     Net increase in net assets resulting from operations.         $592,107
                                                                   ========

--------------------------------------------------------------------------------
* Commencement of operations was March 18, 2004.

                      See Notes to Financial Statements.

                      Rising Dividend Growth Fund
                      ---------------------------------------
                      STATEMENT OF CHANGES IN NET ASSETS
                      ---------------------------------------

                                                                            Period ended*
                                                                          September 30, 2004
                                                                          ------------------
OPERATIONS
  Net investment income..................................................    $    69,396
  Net realized gain on investments.......................................         27,272
  Change in unrealized appreciation of investments.......................        495,439
                                                                             -----------
  Net increase in net assets resulting from operations...................        592,107

DISTRIBUTION TO SHAREHOLDERS FROM
  Ordinary income ($0.04 per share)......................................        (69,396)
  Capital gains (less than $0.01 per share)..............................         (1,413)
                                                                             -----------
       Total distributions...............................................        (70,809)

CAPITAL SHARE TRANSACTIONS
  Net increase in net assets resulting from capital share transactions**.     19,199,577
                                                                             -----------
  Net increase in net assets.............................................     19,720,875
  Net assets at beginning of period......................................             --
                                                                             -----------
NET ASSETS at the end of the period......................................    $19,720,875
                                                                             ===========

--------------------------------------------------------------------------------
* Commencement of operations was March 18, 2004.
**A summary of capital share transactions follows:

                                          Period ended
                                       September 30, 2004*
                                     ----------------------
                                       Shares      Value
                                     ---------  -----------
                   Shares sold...... 1,920,783  $19,359,071
                   Shares reinvested     6,421       66,664
                   Shares redeemed..   (21,939)    (226,158)
                                     ---------  -----------
                   Net increase..... 1,905,265  $19,199,577
                                     =========  ===========

                      See Notes to Financial Statements.

                         Rising Dividend Growth Fund
                         --------------------------------
                         FINANCIAL HIGHLIGHTS
                         --------------------------------

For a share outstanding throughout each period

                                                          Period ended*
                                                        September 30, 2004
                                                        ------------------
     Per Share Operating Performance
     Net asset value, beginning of period..............      $ 10.00
                                                             -------
     Income from investment operations:
       Net investment income...........................         0.04
       Net realized and unrealized gain on investments.         0.35
                                                             -------
     Total from investment operations..................         0.39
                                                             -------
     Less:
       Distributions from ordinary income..............        (0.04)
       Distributions from capital gains................           --/(A)/
                                                             -------
       Total...........................................        (0.04)
                                                             -------
     Net asset value, end of period....................      $ 10.35*
                                                             =======
     Total Return......................................         3.92%**
                                                             =======
     Ratios/Supplemental Data
     Net assets, end of period (000's).................      $19,721
     Ratio to average net assets
       Operating expenses..............................         1.65%***
       Operating expenses excluding waiver.............         2.30%***
       Net investment income...........................         1.19%***
       Net investment income, excluding waiver.........         0.54%***
     Portfolio turnover rate...........................        36.29%

--------------------------------------------------------------------------------
*  Commencement of operations was March 18, 2004.
** Not annualized
*** Annualized
/(A)/ less than $0.01 per share

                      See Notes to Financial Statements.

              Rising Dividend Growth Fund
              ----------------------------------------------------
              NOTES TO THE FINANCIAL STATEMENTS September 30, 2004
              ----------------------------------------------------

NOTE1 -- ORGANIZATION
  Eastern Point Advisors Funds Trust, formerly, Investors Capital Funds Trust, (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as a non-diversified open-end management investment company. Rising Dividend Growth Fund (the "Fund"), established March 18, 2004, is a non-diversified series of shares of the Trust. The Trust is authorized to issue an unlimited number of shares of beneficial interest of $.001 par value. The Fund currently offers Class A shares.

NOTE2 -- SIGNIFICANT ACCOUNTING POLICIES
  The Fund seeks long-term growth of capital and current income by investing primarily in common stocks of domestic and foreign companies that have increased their dividend payments to shareholders at least each year for the past ten years. The Fund normally concentrates its investments in a group of 25-50 common stocks. Due to the inherent risk in any investment program, the Fund cannot ensure that its investment objectives will be realized. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A.Security Valuation.
     The equity securities of the Fund listed or traded on a stock exchange are valued at the last sale prices on its principal exchange. If no sale price is reported, the last bid price is used. Securities traded over-the-counter are priced at the last available bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. The Fund may determine the fair value of any security in good faith in accordance with procedures approved by the Trustees if market quotations are not readily available, or if in the opinion of the Advisor any quotation of market price is not representative of the true market value.

   B.Security Transactions and Related Income.
     Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

   C.Use of Estimates.
     In preparing financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

        Rising Dividend Growth Fund
        ----------------------------------------------------------------
        NOTES TO THE FINANCIAL STATEMENTS (continued) September 30, 2004
        ----------------------------------------------------------------


   D.Net Asset Value per Share
     The Fund determines its net asset value per share (NAV) each business day at the close of regular trading on the New York Stock Exchange. The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. Class A shares are subject to a 1% redemption fee if the shares are redeemed within 12 months of acquisition. The redemption price per share is the same as the net asset value per share if redeemed after 12 months from acquisition. Class A shares purchased at the offering price per share includes a 5.75% front-end sales charge.

   E.Federal Income Taxes
     The Fund will distribute substantially all net investment income and long-term capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. It is the policy of the Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax to the Fund. Therefore, no Federal income or excise tax provision is required.

   F.Distributions to Shareholders
     Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

   G.Other
     In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE3 -- INVESTMENT ADVISOR
  Eastern Point Advisors, Inc. (the "Advisor") serves as the Fund's Advisor. Pursuant to the terms of the Investment Advisory Agreement, the Advisor shall have full discretion to manage the assets of the Fund in accordance with its investment objective. As compensation for its services the Advisor receives, on a monthly basis, an investment advisory fee calculated at the annual rate of 0.75% of the Fund's average daily net assets. The Advisor has entered into a sub-advisory agreement with Dividend Growth Advisors (the "Sub-Advisor") to manage the investments of the Fund in accordance with the Fund's investment objective, policies and limitations and investment guidelines established by the Advisor. The investment recommendations of the Sub-Advisor are subject to the review and approval of the Advisor (acting under the supervision of the Trust's Board of Trustees). The Advisor, from its advisory fee, pays the Sub-Advisor up to 0.35% of the advisory fee received from the Fund.

        Rising Dividend Growth Fund
        ----------------------------------------------------------------
        NOTES TO THE FINANCIAL STATEMENTS (continued) September 30, 2004
        ----------------------------------------------------------------

  Eastern Point Advisors has also voluntarily agreed to waive its advisory fees or reimburse other Fund expenses through the initial year of operation, so that the Fund's annual operating expenses will not exceed 1.65% of the average daily net assets of the Fund. For the period ended September 30, 2004 the advisor waived fees of $38,057.
  Eastern Point Advisors will be entitled to reimbursement of fees waived or remitted to the Fund. The total amount of reimbursement recoverable by Eastern Point Advisors is the sum of all fees previously waived or remitted by Eastern Point Advisors to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to Eastern Point Advisors with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of September 30, 2004 was $38,057.

NOTE4 -- ADMINISTRATOR
  Commonwealth Shareholders Services, Inc. ("CSS") (the "Administrator") served as the Fund's administrator pursuant to a service agreement. Under the agreement, the Administrator provided the fund with office space and personnel to assist the Fund in managing its daily business affairs. Effective November 1, 2004, these administrative services are provided by Unified Fund Services.

NOTE 5 -- DISTRIBUTIONPLAN AND OTHER TRANSACTIONS WITH AFFILIATES
  Investors Capital Corporation ("ICC") (the "Distributor"), serves as the Fund's principal distributor pursuant to a Distribution Agreement. The Distributor is an affiliate of Eastern Point Advisors.
  Class A - The Class A shares of the Fund have adopted a Rule 12b-1 Distribution Plan (the "Class A Plan") pursuant to Rule 12(b)-1 under the 1940 Act. The Class A Plan provides that the Fund will compensate the Distributor for payments to dealers or others with a distribution fee at the rate of 0.25% per annum of the average daily net assets of the Class A shares of the Fund. The fees payable under the Class A Plan shall be used to compensate the Distributor for any expenses primarily intended to result in the sale of the Fund's shares, including, but not limited to: payments the Distributor makes to broker-dealers or other financial institutions and industry professionals for providing distribution assistance and administrative support services to the holders of the Fund's Class A shares, payments made for the preparation, printing and distribution of advertisements and sales literature, and payments made for printing and distributing prospectuses and shareholders reports to other than existing shareholders of the Fund.
  The Class A Plan also provides that the Fund will compensate the Distributor with a servicing fee at the rate of .25% per annum of the average daily net assets of the Class A shares of the Fund. The servicing fee shall be used to pay, among other things: assisting in establishing and maintaining customer accounts and records, assisting with purchase and redemption requests, arranging for bank wires, monitoring dividend payments from the Trust on behalf of customers, furnishing personal services and maintaining shareholder accounts, facilitating certain shareholder communications from the Trust to customers,

        Rising Dividend Growth Fund
        ----------------------------------------------------------------
        NOTES TO THE FINANCIAL STATEMENTS (continued) September 30, 2004
        ----------------------------------------------------------------

  receiving and answering correspondence and aiding in maintaining the investment of the Fund's Class A shareholders.
  An officer of the Trust is also an officer of the Distributor and has more than 25% ownership interest in both Eastern Point and the Distributor.

BrokerCommissions
  The Fund intends to place substantially all of its securities transactions through their affiliated Distributor in accordance with procedures set forth in Rule 17e-1 under the 1940 Act. Eastern Point Advisors may also use non-affiliated brokers to execute portfolio transactions on behalf of the Fund. The Distributor provides brokerage services to the Fund. For the period ended September 30, 2004, the Fund incurred $6,004 in brokerage commissions with ICC.
  During the period ended September 30, 2004, ICC received $2,277 in underwriting fees and $22,195 in dealer's commission in connection with the Fund's capital shares. Certain officers and Trustees of the Fund are affiliated persons of the Advisor and the Distributor. No officer, Trustee or employee of the Advisor, CSS, or any affiliate thereof, received any compensation from the Trust for serving as an officer or Trustee of the Trust.

NOTE6 -- SECURITY TRANSACTIONS
  The cost of purchases and the proceeds from sales of securities other than short-term notes for the period ended September 30, 2004, aggregated $22,771,173 and $3,858,428, respectively.

NOTE 7 -- DISTRIBUTIONSTO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of short-term capital gains.
  The tax character of distributions paid during the period ended September 30, 2004 is as follows:

                                              Period ended
                                           September 30, 2004
                                           ------------------
                  Distributions paid from:
                    Ordinary income.......      $70,809
                                                =======

  As of September 30, 2004, the components of distributable earnings on a tax basis were as follows:

                        Ordinary income........ $ 25,859
                        Unrealized appreciation  495,439
                                                --------
                                                $521,298
                                                ========

  Temporary book/tax differences are a result of differing treatments of short-term capital gains.

                      REPORT OF INDEPENDENT
                      REGISTERED PUBLIC ACCOUNTING FIRM
                      -----------------------------------

Tothe Shareholders and Board of Trustees of
EasternPoint Advisors Funds Trust
Lynnfield,Massachusetts

We have audited the accompanying statement of assets and liabilities of the Rising Dividend Growth Fund, a series of shares of Eastern Point Advisors Funds Trust, including the schedule of portfolio investments, as of September 30, 2004, and the related statements of operations and changes in net assets and the financial highlights for the period March 18, 2004 (commencement of operations) to September 30, 2004. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Rising Dividend Growth Fund as of September 30, 2004, the results of its operations, the changes in its net assets, and the financial highlights for the period March 18, 2004 to September 30, 2004 in conformity with accounting principles generally accepted in the United States of America.

/s/ Briggs, Bunting & Dougherty, LLP
BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
October 29, 2004

                   Eastern Point Advisors Trust (the "Trust")
                   ------------------------------------------

                   SUPPLEMENTAL INFORMATION (Unaudited)
                   ------------------------------------------

  Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (877) ICFUNDS (877-423-8637).

                               Position(s)     Number of
                               Held with       Funds in                                   Other
                               Trust and       Trust     Principal Occupation(s)          Directorships
Name (Age) and Address         Tenure          Overseen  During the Past 5 Years          by Trustees
------------------------------ --------------- --------- -------------------------------- -------------
Interested Trustees:
* Theodore E. Charles (1) (60) Chairman of        1      Chairman, Chief Executive            None
230 Broadway East, Suite 203   the Board,                Officer and President,
Lynnfield, MA 01940            President and             Investors Capital Holdings
                               Trustee since             (1995 to present); Chief
                               October, 1999             Executive Officer, Investors
                                                         Capital Corporation and
                                                         Eastern Point Advisors, Inc.
                                                         (1991 to present).
Timothy B. Murphy (2) (39)     Treasurer and      1      President, Investors Capital         None
230 Broadway East, Suite 203   Trustee since             Corporation (1994 to
Lynnfield, MA 01940            October, 1999             present); President, Eastern
                                                         Point Advisors, Inc. (1995 to
                                                         present); Vice President,
                                                         Treasurer and Director,
                                                         Investors Capital Holdings
                                                         (1995 to present).
Non-interested Trustees:
Robert T. Martin, (36)         Trustee since      1      Director of Operations,              None
230 Broadway East, Suite 203   October, 1999             Ipswich Brewing Co., (1995 to
Lynnfield, MA 01940                                      present); Manager, Products
                                                         for Research, Inc., a scientific
                                                         equipment firm (1994-1995).
John S. Rando, Jr., (40)       Trustee since      1      Owner/Manager, Wal-Lex               None
230 Broadway East, Suite 203   October, 1999             Shopping Center (1986-
Lynnfield, MA 01940                                      present).
A. Marshall Acuff (64)         Trustee since             Portfolio Strategist, Senior VP
50 Bellona Arsenal             August 2004               and Managing Director,
Midlothian, VA 23113                                     Solomon Smith Barney (1966-
                                                         2001); Founder, AMA
                                                         Investment Counsel, LLC, a
                                                         consulting group (2001-
                                                         present).
Officers:
Steven C. Preskenis, (34)      Secretary since    N/A    Chief Legal Counsel to               N/A
230 Broadway East, Suite 203   June, 2003                Investors Capital Holdings,
Lynnfield, MA 01940                                      Investors Capital Corporation
                                                         and Eastern Point Advisors,
                                                         Inc. (2000-present); and ADR
                                                         Attorney, John Hancock (1998-
                                                         2000)

                Eastern Point Advisors Trust (the "Trust")
                ------------------------------------------------

                SUPPLEMENTAL INFORMATION (Unaudited) (continued)
                ------------------------------------------------


(1)Mr. Charles is considered to be an "interested person" of the Trust because:
   (a) he is an officer of the Trust; and (b) he owns or controls various service providers.
(2)Mr. Murphy is considered to be an "interested person" of the Trust because:
   (a) he is an officer of the Trust; and (b) he is an officer of the Advisor to the Fund.

Each trustee holds office for an indefinite term and until the earlier of: the Trust's next meeting of shareholders and the election and qualification of his successor; or until the date a trustee dies, resigns or is removed in accordance with the Trust's Declaration of Trust and By-laws. Each officer holds office at the pleasure of the Board of Trustees and serves for a period of one year, or until his successor is duly elected and qualified.

                Rising Dividend Growth Fund
                ------------------------------------------------

                SUPPLEMENTAL INFORMATION (Unaudited) (continued)
                ------------------------------------------------

   A.Proxy Voting Information (unaudited)
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (877) ICFUNDS (877-423-8637) or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2004 is available on or through the SEC's website at www.sec.gov.

   B.Portfolio Holdings (unaudited)
     Beginning with its first and third fiscal quarters ending on or after July 9, 2004, the Fund will file its complete schedule of portfolio holdings with the SEC on Form N-Q. The Fund's Form N-Q will be available without charge, upon request, by calling (877) ICFUNDS (877-423-8637) or on the SEC's website at www.sec.gov.

[LOGO] Eastern Point /(R)/
Advisors


       Board of Trustees and Officers

Theodore E. Charles,       Robert T. Martin,
President, Trustee         Trustee

Timothy B. Murphy,         John S. Rando,
Treasurer, Trustee         Trustee

Steven C. Preskenis, Esq., Marshall Acuff,
Secretary                  Trustee
Legal Counsel
--------------------------------------------

                                  Distributor
                         Investors Capital Corporation
                         230 Broadway East, Suite 203
                              Lynnfield, MA 01940

                                          Independent Registered Public
                  Custodian                      Accounting Firm
      Huntington Bancshares Incorporated Briggs, Bunting & Dougherty, LLP
              Huntington Center          Two Penn Center Plaza, Suite 820
              Columbus, OH 43287           Philadelphia, PA 19102-1732

                                Transfer Agent
                          Unified Fund Services, Inc.
                          431 N. Pennsylvania Street
                            Indianapolis, IN 46204

-----------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of Eastern Point Advisors Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
-----------------------------------------------------------------------------